Fees Summary	Apr. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 855,000
Previously Paid Amount	0.00
Total Fee Amount	130.90
Total Offset Amount	0.00
Net Fee	130.90
Narrative - Max Aggregate Offering Price	$ 855,000
Final Prospectus	true